Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 3,063,059	$ 1,291,072	$ 5,071,690
Accounts receivable	1,324,632	60,004	189,239
Deferred compensation	6,171	20,133	53,034
Prepaids and other current assets	136,307	21,637	19,943
Total current assets	4,530,169	1,392,846	5,333,906
Property and equipment:
Equipment	1,572,291	1,531,494	1,209,656
Leasehold improvements	546,864	546,864	546,864
Accumulated depreciation	(809,436)	(608,630)	(300,445)
Property and equipment, net	1,309,719	1,469,728	1,456,075
Intangible assets	5,333	6,833	9,833
Right of use asset - facility	899,623	961,626	351,013
Other assets	13,014	13,014	13,014
Total assets	6,757,858	3,844,047	7,163,841
Current liabilities:
Accounts payable	182,932	317,237	461,797
Accrued expenses and other current liabilities	172,414	180,706	133,092
Lease liability, current portion	133,460	128,743	162,210
Total current liabilities	488,806	626,686	757,099
Lease liability, long term portion	873,276	941,200	296,452
Derivative liabilities	5,048,174
Convertible notes (Note 3)	1,379,690
Total liabilities	7,789,946	1,567,886	1,053,551
Commitments and contingencies
Stockholders’ equity:
Preferred stock, Value
Common Stock, Value	1,224	1,218	1,282
Additional paid-in capital	16,215,492	15,899,304	15,171,074
Accumulated deficit	(17,248,804)	(13,624,361)	(9,062,066)
Total stockholders’ equity	(1,032,088)	2,276,161	6,110,290
Total liabilities and stockholders’ equity	$ 6,757,858	3,844,047	$ 7,163,841
Previously Reported
Current assets:
Cash and cash equivalents		1,291,072
Accounts receivable		60,004
Deferred compensation		20,133
Prepaids and other current assets		21,637
Total current assets		1,392,846
Property and equipment:
Equipment		1,531,494
Leasehold improvements		546,864
Accumulated depreciation		(608,630)
Property and equipment, net		1,469,728
Intangible assets		6,833
Right of use asset - facility		961,626
Other assets		13,014
Total assets		3,844,047
Current liabilities:
Accounts payable		317,237
Accrued expenses and other current liabilities		180,706
Lease liability, current portion		128,743
Total current liabilities		626,686
Lease liability, long term portion		941,200
Total liabilities		1,567,886
Commitments and contingencies
Stockholders’ equity:
Preferred stock, Value
Common Stock, Value		1,218
Additional paid-in capital		15,899,304
Accumulated deficit		(13,624,361)
Total stockholders’ equity		2,276,161
Total liabilities and stockholders’ equity		$ 3,844,047